Financial assets and liabilities - Summary of maturities of borrowings (excluding lease liabilities) and exposure to interest rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 549,332	$ 610,973
Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	501,189	511,835
Variable interest
Disclosure of detailed information about borrowings [line items]
Borrowings	48,143	99,138
Less than 1 year [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	48,588	109,016
Less than 1 year [member] | Variable interest
Disclosure of detailed information about borrowings [line items]
Borrowings	23,143	54,206
From 1 to 2 years [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	154,895	112,860
From 1 to 2 years [member] | Variable interest
Disclosure of detailed information about borrowings [line items]
Borrowings	0	44,932
From 2 to 5 years [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	232,279	214,491
From 2 to 5 years [member] | Variable interest
Disclosure of detailed information about borrowings [line items]
Borrowings	25,000	0
Over 5 years [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 65,427	$ 75,468